Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Provision for Income Taxes	The following reconciles our loss before income taxes by jurisdiction.

	Years ended March 31,
	2016	2015	2014
U.S.	$—	$—	$—
Canada	4,961,549	5,971,470	5,992,897

	$4,961,549	$5,971,470	$5,992,897

Schedule of Expected Income Tax Provision (Benefit)

The difference between the Company’s expected income tax provision (benefit) from applying the Canadian federal statutory tax rates to the pre-tax loss and the actual income tax provision (benefit) relates primarily to the effect of the following:

	Years ended March 31,
	2016	2015	2014
Statutory rate	(34.00%)	(26.50%)	(26.50%)
Non-deductible expenses	3.80%	3.80%	3.80%
Valuation allowance	30.20%	22.70%	22.70%

Income tax provision (benefit)	0.00%	0.00%	0.00%